Exchange Rate Differences on Gold and Foreign Currency - Summary of Gold and Foreign Currency Quotation Differences (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Transactions In Foreign Currency [line items]
Gains losses on exchange differences on translation recognised in profit or loss	$ 7,047,447	$ 11,831,452	$ 7,910,257
For Purchase sale of foreign currency [member]
Disclosure Of Transactions In Foreign Currency [line items]
Gains losses on exchange differences on translation recognised in profit or loss	5,958,974	17,214,089	12,543,415
For Valuation of Assets and Liabilities in Foreign Currency [member]
Disclosure Of Transactions In Foreign Currency [line items]
Gains losses on exchange differences on translation recognised in profit or loss	$ 1,088,473	$ (5,382,637)	$ (4,633,158)